Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The summary of significant accounting policies presented below is designed to assist in understanding the Company's financial statements. Such financial statements and accompanying notes are the representations of Company's management, who is responsible for their integrity and objectivity.

Consolidation, Policy [Policy Text Block]
Principals of consolidation

The accompanying consolidated financial statements include the accounts of the Reviva Pharmaceuticals Holdings, Inc. and its wholly owned subsidiary Reviva Pharmaceuticals, India Pvt Ltd. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. All transactions and balances between the parent and its subsidiary have been eliminated in consolidation.

Reclassification, Comparability Adjustment [Policy Text Block]
Restatement of previously issued financial statements

As part of the Business Combination, the Company originally completed a comprehensive evaluation that supported the equity classification of the private warrants that were initially issued by Tenzing. Subsequent to filing our original report on
March 21, 2021,
the Staff of the SEC (the “SEC Staff”) released the Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (the “Statement”) on
April 12, 2021.
Based on the review of our historical accounting pursuant to ASC
815,
Derivatives and Hedging (Topic
815
) (“ASC
815”
), and after consideration of the Statement, the Company determined that its historical accounting for the private warrants that were previously issued by Tenzing and recorded as equity in connection with the consummation of the Business Combination on
December 14, 2020
should be updated and the private warrants should be classified as liabilities and marked to fair value through earnings in each reporting period. As a result, the Company has restated its consolidated annual financial statements as of and for the year ended
December 31, 2020.
The Company recorded approximately
$2.0
million in warrant liabilities as a reduction to additional paid-in capital on
December 14, 2020.
Changes in the fair value between that date and
December 31, 2020
were insignificant and as such, the Company's statement of operations for the year ended
December 31, 2020
has
not
been restated. This restatement did
not
have a material impact on the Company's operating, investing or financing cash flows as previously presented.

The table below sets forth the consolidated balance sheet for affected financial statement line items, balances originally reported as of
December 31, 2020:

	As of December 31, 2020
	Reported	Restated

Warrant liabilities	$-	$1,963,785
Total liabilities	1,332,743	3,296,528
Additional paid-in capital	65,738,705	63,774,920
Total stockholders' equity (deficit)	7,429,535	5,465,750

In addition to the restated consolidated financial statement, the information contained in Notes
9
has been restated.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of expenses during the reporting periods covered by the financial statements and accompanying notes. Significant areas requiring the use of management estimates include, but are not
limited to, valuation of intangible assets, depreciative and amortization useful lives, assumptions used to calculate the fair value of the contingent share consideration, stock-based compensation, beneficial conversion features, warrant values, deferred taxes and the assumptions used to calculate derivative liabilities. Actual results could differ materially from such estimates under different assumptions or circumstances.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of credit risk and other risks and uncertainties

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash. Substantially, all the Company's cash are held in demand deposit form by one
financial institution. The Company has
not
experienced any losses on its deposits of cash.

The Company is subject to all of the risks inherent in an early-stage company developing new pharmaceutical products. These risks include, but are not
limited to, limited management resources, dependence upon medical acceptance of the product in development, regulatory approvals, successful clinical trials, availability and willingness of patients to participate in human trials, and competition in the pharmaceutical industry. The Company's operating results may
be materially affected by the foregoing factors.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash

The Company considers all highly liquid investments purchased with an original maturity at the date of purchase of three
 months or less to be cash equivalents. As of
December
31,
2020,
and
2019,
the Company's cash was maintained in demand deposit forms at two
financial institutions. Deposits in financial institutions
may,
from time to time, have exceed federally insured limits.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment

The Company capitalizes expenditures related to property and equipment, subject to a minimum rule, that have a useful life greater than one
year for: (
1
) assets purchased; (
2
) existing assets that are replaced, improved or the useful lives have been extended. Acquisitions of new assets, additions, replacements and improvements (other than land) costing less than the minimum rule in addition to maintenance and repair costs are expensed as incurred. Assets classified as property and equipment are stated at cost less accumulated depreciation and are depreciated using the straight-line method over the estimated useful lives of the assets, generally between three
and
five
 years, or the lease term of the respective assets, whichever is less. When assets are retired or otherwise disposed, their original cost and related accumulated depreciation are removed from the consolidated balance sheet, and any resulting gain or loss is reflected in related operating expense.

Lessee, Leases [Policy Text Block]
Leases

In
February
2016,
the FASB issued ASU
2016
-
2
for leases. The ASU introduces a new lessee model that brings most leases on the balance sheet. The new standard also aligns many of the underlying principles of the new lessor model with those in the current accounting guidance as well as the FASB's new revenue recognition standard. However, the ASU eliminates the use of bright-line tests in determining lease classification as required in the current guidance. The ASU also requires additional qualitative disclosures along with specific quantitative disclosures to better enable users of consolidated financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The Company adopted this standard and determined that there is no
material impact that the new accounting guidance will have on its financial statements and related disclosures.

Research and Development Expense, Policy [Policy Text Block]
Research and development costs

Research and development costs are charged to operating expenses as incurred. Research and development costs include, but are not
limited to, payroll and personnel expenses, laboratory supplies, consulting costs, and allocated overhead, including rent, equipment depreciation, and utilities.

Selling, General and Administrative Expenses, Policy [Policy Text Block]
General and Administrative costs

General and administrative costs are charged to operating expenses as incurred. General and administrative costs include, but are not
limited to, payroll and personnel expenses, travel and entertainment, consulting costs, conference and meeting costs, legal expenses and allocated overhead, including rent depreciation, and utilities.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company utilizes FASB ASC
740,
“Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the difference between the tax basis of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. A valuation allowance is recorded when it is “more likely-than-
not”
that a deferred tax asset will
not
be realized.

The Company accounts for income taxes using the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.  The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

In evaluating the ability recover its deferred income tax assets, the Company considers all available positive and negative evidence, including its opening results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis.  The Company generated a deferred tax asset through net operating loss carry-forward. However, a valuation allowance of
100%
has been established due to the uncertainty of the Company's realization of the net operating loss carry forward prior to its expiration.  In the event the Company determines that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance that would reduce the provision for income taxes.  Conversely, in the event that all or part of the net deferred tax assets are determined not
to be realizable in the future, an adjustment to the valuation allowance would be charged to earnings in the period such determination is made.

Share-based Payment Arrangement [Policy Text Block]
Stock-based compensation

Stock-based compensation is calculated based on the requirements of the Share-Based Payment Topic of ASC
718
which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award. The Company accounts for equity instruments issued to non-employees in accordance with the provisions of ASC Topic
505,
subtopic
50,
Equity-Based Payments to Non-Employees based upon the fair-value of the underlying instrument.

The fair value of the award that is ultimately expected to vest is recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period. The determination of the fair value of stock-based payment awards on the date of grant is affected by the stock price as well as assumptions regarding a number of complex and subjective variables. These variables include expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates, and expected dividends as under:

•
Expected term
 — The Company's expected term represents the period that the Company's stock-based awards are expected to be outstanding and is determined using the simplified method.

•
Expected volatility
 — Expected volatility is estimated using comparable public companies' volatility for similar terms.

•
Expected dividend
 — The Black-Scholes-Merton valuation model calls for a single expected dividend yield as an input. The Company has never paid dividends and has no
plans to pay dividends.

•
Risk-free interest rate
 — The risk-free interest rate used in the Black-Scholes-Merton valuation method is based on the U.S. Treasury zero
-coupon issues in effect at the time of grant for periods corresponding with the expected term of option.

As of
January
1,
2019,
the Company adopted ASU
No.
2018
-
07,
Compensation-Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting, which aligns the accounting of share-based payment awards issued to employees and nonemployees. The adoption did not
materially impact our consolidated financial statements. The Company recognizes fair value of stock options granted to non-employees as a stock-based compensation expense over the period in which the related services are received. Non-employee option grants that do not
vest immediately upon grant are recorded as an expense over the vesting period. At the end of each financial reporting period, the value of these options, as calculated using the Black-Scholes-Merton option-pricing model, is determined, and compensation expense recognized during the period is adjusted accordingly.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

Due to their short maturities, the carrying amounts for cash, accounts payable, and accrued expenses approximate their fair value. Non-current assets are primarily related to certain advances with carrying values that approximate their fair values.

Fair Value Measurements of Warrants

ASC
820
“Fair Value Measurements” defines fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. ASC
820
defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC
820
establishes a fair value hierarchy that distinguishes between (
1
) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (
2
) an entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three
broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level
1
) and the lowest priority to unobservable inputs (Level
3
).

The
three
levels of the fair value hierarchy under ASC
820
are described below:

• Level
1 — Quoted
prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level
1
inputs.

• Level
2 — Directly
or indirectly observable inputs as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in markets that are not
active. Level
2
also includes assets and liabilities that are valued using models or other pricing methodologies that do not
require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data from actively quoted markets for substantially the full term of the financial instrument.

• Level
3 — Unobservable
inputs that are supported by little or
no
market activity and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management's estimates of market participant assumptions.

In determining the fair value of warrants, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

The following table presents information about the Company's liabilities that are measured at fair value on a recurring basis as of
December 31, 2020
and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine fair value:

Description	Level	December 31, 2020
Warrant liabilities	2	1,973,785

The key inputs used in valuing the warrant liabilities are as follows:

Risk-free interest rate -
0.36%

Expected life –
5
years

Expected volatility –
56.6%

Exercise price –
$11.50

Stock price –
$8.75

Beneficial Conversion Feature [Policy Text Block]
Beneficial Conversion Features

In accordance with FASB ASC
470
-
20,
“Debt with Conversion and Other Options” the Company records a beneficial conversion feature (“BCF”) related to the issuance of convertible debt or preferred stock instruments that have conversion features at fixed rates that are in-the-money when issued. The BCF for the convertible instruments is recognized and measured by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. The intrinsic value is generally calculated at the commitment date as the difference between the conversion price and the fair value of the common stock or other securities into which the security is convertible, multiplied by the number of shares into which the security is convertible. If certain other securities are issued with the convertible security, the proceeds are allocated among the different components. The portion of the proceeds allocated to the convertible security is divided by the contractual number of the conversion shares to determine the effective conversion price, which is used to measure the BCF. The effective conversion price is used to compute the intrinsic value. The value of the BCF is limited to the basis that is initially allocated to the convertible security.